Commitments, Contingencies And Guarantees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments, Contingencies and guarantees
Product transportation and storage	$ 18,600
Energy services	865
Exploration work commitments	567
Other	1,115
Operating leases	2,457
Total	23,604
Operating lease expense	324	$ 400
2019
Commitments, Contingencies and guarantees
Product transportation and storage	1,053
Energy services	139
Exploration work commitments	33
Other	358
Operating leases	346
Total	1,929
2020
Commitments, Contingencies and guarantees
Product transportation and storage	948
Energy services	136
Other	283
Operating leases	304
Total	1,671
2021
Commitments, Contingencies and guarantees
Product transportation and storage	1,058
Energy services	173
Exploration work commitments	44
Other	135
Operating leases	266
Total	1,676
2022
Commitments, Contingencies and guarantees
Product transportation and storage	1,181
Energy services	116
Other	75
Operating leases	203
Total	1,575
2023
Commitments, Contingencies and guarantees
Product transportation and storage	1,149
Energy services	118
Other	69
Operating leases	156
Total	1,492
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	13,211
Energy services	183
Exploration work commitments	490
Other	195
Operating leases	1,182
Total	$ 15,261